FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - By contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Contractual cash flows	$ 15,706	$ 12,912
Carrying amount	14,773	12,018
Less than 1 year
Financial instruments
Contractual cash flows	13,449	11,526
2-5 years
Financial instruments
Contractual cash flows	1,195	140
More than five years
Financial instruments
Contractual cash flows	1,062	1,246
Accounts payable
Financial instruments
Contractual cash flows	731	1,168
Carrying amount	731	1,168
Accounts payable | Less than 1 year
Financial instruments
Contractual cash flows	731	1,168
Lease liabilities
Financial instruments
Contractual cash flows	1,326	368
Carrying amount	1,070	356
Lease liabilities | Less than 1 year
Financial instruments
Contractual cash flows	246	365
Lease liabilities | 2-5 years
Financial instruments
Contractual cash flows	1,058	3
Lease liabilities | More than five years
Financial instruments
Contractual cash flows	22
Accrued expenses and other current liabilities
Financial instruments
Contractual cash flows	12,472	9,993
Carrying amount	12,472	9,993
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Contractual cash flows	12,472	9,993
Royalty obligation
Financial instruments
Contractual cash flows	1,177	1,383
Carrying amount	500	500
Royalty obligation | 2-5 years
Financial instruments
Contractual cash flows	137	137
Royalty obligation | More than five years
Financial instruments
Contractual cash flows	$ 1,040	$ 1,246